Commitments and Contingencies (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2024 CNY (¥)	Dec. 25, 2023 CNY (¥)	Sep. 08, 2023 USD ($)
Commitments and Contingencies [Line Items]
Construction in progress amount		¥ 39,119,300
Contract liability				¥ 47,000,000	$ 300,000
Frozen amount	¥ 418,201	418,201
Contract of return payment	2,973,600	300,000
Required return of payments		47,000,000
Demanding return of indemnity	¥ 2,973,600
Contingencies [Member]
Commitments and Contingencies [Line Items]
Frozen amount		¥ 417,990
Forecast [Member] | Contingencies [Member]
Commitments and Contingencies [Line Items]
Frozen amount			¥ 418,597